Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Operating Segment

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016.

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Hosting and related services
Revenues	1,505,233	2,369,223	2,668,655	384,366
Operating profit (loss)	9,882	(64,658)	44,101	6,352
Managed network services
Revenues	1,371,214	1,265,149	973,119	140,159
Operating loss	(124,582)	(219,575)	(884,297)	(127,365)

Group consolidated revenue	2,876,447	3,634,372	3,641,774	524,525
Group consolidated operating loss	(114,700)	(284,233)	(840,196)	(121,013)